Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	On April 14, 2015, the Company acquired a 70% interest in Comblack IT Ltd. ("Comblack"), an Israeli-based company that specializes in software professional and outsourced management services mainly for mainframes and complex large-scale environments, for a total consideration of $1,821, of which $ 1,523 was paid upon closing and $ 298 which was payable contingent upon the acquired business meeting certain operational targets in 2015. The Company and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Comblack. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 989. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$(405)
Redeemable non-controlling interest	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired net of acquired cash	$1,821

In March 2016, the Company paid the seller the remaining contingent payments for meeting 2015 operational targets. As of December 31, 2018, the Comblack redeemable non-controlling interest amounted to $ 7,245.

b.	On June 30, 2015, the Company acquired a 70% interest in Infinigy Solutions LLC ("Infinigy"), a U.S.-based services company focused on expanding the development and implementation of technical solutions throughout the telecommunications industry with offices across the U.S., providing nationwide coverage and support for wireless engineering, deployment services, surveying, environmental service and project management, for a total consideration of $ 6,527, of which $ 5,600 was paid upon closing and $ 927 was payable contingent upon the acquired business meeting certain operational targets in 2016 and 2017. The Company and the seller hold mutual Call and Put options respectively for the remaining 30% interest in Infinigy. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 3,590. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$1,182
Redeemable Non-controlling interest	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired net of acquired cash	$6,527

In July 2016, the Company paid the seller $ 534 with respect to the acquired business meeting certain of its 2016 operational targets. In 2017, the acquired business did not meet its operational targets and therefore as of December 31, 2017, the seller is not entitled to any additional contingent payments.

As of December 31, 2018, the Infinigy redeemable non-controlling interest amounted to $ 3,886.

c.	On July 11, 2016, the Company acquired a 60% interest in Roshtov Software Industries Ltd ("Roshtov"), an Israeli-based software company that is a market leader in Israel in patient record information systems, for a total cash consideration of $ 20,550, which was paid upon closing. The purchaser and the seller hold mutual Call and Put options respectively for the remaining 40% interest in Roshtov. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $ 14,012. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 2016.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$15
Redeemable Non-controlling interest	(14,012)
Intangible assets	22,439
Deferred tax liability	(5,610)
Goodwill	17,718

Total assets acquired net of acquired cash	$20,550

As of December 31, 2018, Roshtov redeemable non-controlling interest amount to $ 14,408.

d.	On October 31, 2016, the Company acquired a 100% interest in Shavit Software (2009) Ltd., an Israeli-based company that specializes in software professional and outsourced management services, for a total consideration of $ 6,836, of which $ 4,699 was paid upon closing, $ 2,137 (measured based on present value) was allocated to a deferred payment and contingent payment upon the acquired business meeting certain operational targets in 2017. The Company's management believes the acquisition will broaden its professional service offering to its existing and new customers in Israel. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing November 1, 2016.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liability	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836

During the years ended December 31, 2017 and 2018, the Company paid the seller $ 924 and $ 2,535, respectively with respect to deferred payment and contingent payment.

e.	During the years ended December 31, 2017 and 2018, the Company acquired additional activities whose influence on the financial statements of the Company was immaterial, for a total consideration of $ 1,050 and $ 588, respectively.

The following table summarizes the provisional estimated fair values of the assets acquired and liabilities at the date of acquisitions:

	December 31,
	2017	2018

Net assets, excluding cash acquired	$(1,822)	$306
Intangible assets	1,149	23
Goodwill	1,723	259

Total assets acquired net of acquired cash	$1,050	$588